Offerings - Offering: 1	May 03, 2023 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 27,998,389.38
Fee Rate	0.01102%
Amount of Registration Fee	$ 3,085.42
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $3,085.42 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on May 3, 2023 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.